Discontinued operations and assets held for sale (Details) - EUR (€) € in Millions	12 Months Ended			24 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022
Relevant assets and liabilities
Gross profit	€ 14,856	€ 15,006	€ 13,723
Share of results of equity accounted associates and joint ventures	433	389	374
Profit for the financial year	12,335	2,773	483
Comprehensive income	11,568	5,108	(3,694)
Other comprehensive income	(767)	2,335	(4,177)
Profit (loss) from operating activities	14,296	5,813	5,129
Investment income	€ 248	€ 254	245
Indus Towers Limited
Relevant assets and liabilities
Joint venture ownership interest	21.00%	21.00%
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors [Member]
Relevant assets and liabilities
Gross profit				€ 0
Share of results of equity accounted associates and joint ventures		€ 178	32
Other income		(29)
Profit for the financial year		149	(53)
Comprehensive income		144	(48)
Other comprehensive income		(5)	5
Profit (loss) from operating activities		149	32
Operating profit, profit before taxation increased		178	32
Investment income		€ 0	(85)
Increase (decrease) due to changes in accounting policy [member]
Relevant assets and liabilities
Investment income			€ (85)